Benefit Plans (Obligations and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at December 31,		$ 5,047
Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at December 31,	5,911	5,047
U.S. Plans - Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Net pension liability recognized at December 31,	(99)	(83)
U.S. Plans - Pension [Member] | Defined Benefit Plan, Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1,	352	321
Service cost	6	5
Interest cost	16	16
Benefits paid	(16)	(21)
Termination, settlement and curtailment	0	0
Assumption changes	28	44
Actuarial (gains) losses	(3)	(13)
Currency	0	0
Other	0	0
Benefit obligation at December 31,	383	352
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid	(16)	(21)
U.S. Plans - Pension [Member] | Defined Benefit Plan, Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(16)	(21)
Termination, settlement and curtailment	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1,	269	251
Actual return on plan assets	27	9
Employer contributions	4	30
Employee contributions	0	0
Benefits paid	(16)	(21)
Currency	0	0
Fair value of plan assets at December 31,	284	269
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Net pension liability recognized at December 31,	(1,635)	(847)
Non-U.S. Plans - Pension [Member] | Defined Benefit Plan, Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1,	5,625	4,932
Service cost	189	178
Interest cost	189	205
Benefits paid	(160)	(208)
Termination, settlement and curtailment	(8)	(4)
Assumption changes	1,176	510
Actuarial (gains) losses	41	6
Currency	(167)	52
Other	43	58
Benefit obligation at December 31,	7,262	5,625
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid	(160)	(208)
Non-U.S. Plans - Pension [Member] | Defined Benefit Plan, Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(160)	(208)
Termination, settlement and curtailment	(5)	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1,	4,778	4,623
Actual return on plan assets	625	(162)
Employer contributions	203	505
Employee contributions	47	43
Benefits paid	(160)	(208)
Currency	139	(23)
Fair value of plan assets at December 31,	$ 5,627	$ 4,778